Stockholders' Deficit (Details) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.40	$ 0.35	$ 0.35
Expected dividends	0.00%	0.00%	0.00%
Expected volatility	73.44%	69.70%	68.30%
Risk free interest rate	1.39%	1.35%	1.35%
Expected life of warrant	5 years	0 years	5 years